Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS - 92.8%
Argentina - 1.2%
MercadoLibre, Inc. (A)	1,678	$ 1,887,113
YPF SA, ADR (A) (B)	662,253	4,125,836

		6,012,949

Brazil - 6.0%
Cyrela Brazil Realty SA Empreendimentos e Participacoes, Class A	196,311	1,031,879
Energisa SA	218,971	2,063,131
Localiza Rent a Car SA	299,478	2,923,277
Lojas Renner SA	234,508	1,848,983
Magazine Luiza SA	217,680	3,367,926
Notre Dame Intermedica Participacoes SA	117,662	1,505,806
Petrobras Distribuidora SA	1,103,066	4,800,030
Petroleo Brasileiro SA	1,619,500	7,047,311
Raia Drogasil SA	66,949	1,592,695
Vale SA, ADR (B)	290,441	3,380,733

		29,561,771

Cayman Islands - 0.5%
ESR Cayman, Ltd. (A) (C)	919,456	2,267,397

China - 37.9%
Alibaba Group Holding, Ltd. (A)	227,787	7,147,053
Alibaba Group Holding, Ltd., ADR (A)	149,450	37,514,939
BeiGene, Ltd., ADR (A)	9,692	2,025,628
China Construction Bank Corp., H Shares	10,828,332	7,895,267
China Life Insurance Co., Ltd., H Shares	1,971,127	4,521,591
China Longyuan Power Group Corp., Ltd., H Shares	6,642,961	4,758,864
China Merchants Bank Co., Ltd., H Shares	1,116,489	5,210,637
China Oilfield Services, Ltd., H Shares	4,258,364	3,322,550
China Tourism Group Duty Free Corp., Ltd., A Shares	222,006	7,735,994
China Tower Corp., Ltd., H Shares (C)	22,878,567	4,162,274
CSC Financial Co., Ltd., H Shares (B) (C)	1,272,141	1,910,044
Dongfeng Motor Group Co., Ltd., H Shares	4,948,829	3,542,778
ENN Energy Holdings, Ltd.	238,226	2,887,717
Hangzhou Tigermed Consulting Co., Ltd., H Shares (A)	43,700	563,849
Industrial & Commercial Bank of China, Ltd., H Shares	8,321,531	4,875,929
Innovent Biologics, Inc. (A) (C)	373,076	2,291,306
Longfor Group Holdings, Ltd. (C)	473,000	2,337,583
Luxshare Precision Industry Co., Ltd., A Shares	593,956	5,012,908
Ping An Insurance Group Co. of China, Ltd., H Shares	701,755	7,404,372
Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	970,588	2,471,678
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., A Shares	41,700	2,074,795
Sunny Optical Technology Group Co., Ltd.	205,667	3,862,239
TAL Education Group, ADR (A)	90,633	7,084,782
Tencent Holdings, Ltd.	606,686	41,617,540
Tencent Music Entertainment Group, ADR (A)	243,716	3,933,576
Trip.Com Group, Ltd., ADR (A)	140,242	3,814,582
Wuhan Raycus Fiber Laser Technologies Co., Ltd., A Shares	91,103	1,382,238
WuXi AppTec Co., Ltd., H Shares (B) (C)	80,589	1,215,114
Wuxi Biologics Cayman, Inc. (A) (C)	98,000	2,023,096

	Shares	Value
COMMON STOCKS (continued)
China (continued)
Yifeng Pharmacy Chain Co., Ltd., A Shares	135,940	$ 1,682,561
Zai Lab, Ltd., ADR (A)	11,346	863,544

		187,147,028

Czech Republic - 0.4%
Komercni banka as (A)	94,268	2,186,399

Greece - 0.6%
Hellenic Telecommunications Organization SA	205,768	3,027,574

Hong Kong - 6.0%
AIA Group, Ltd.	778,444	7,019,182
China Gas Holdings, Ltd.	698,133	2,099,791
China Mengniu Dairy Co., Ltd. (A)	1,410,949	6,620,832
China Overseas Land & Investment, Ltd.	1,012,426	3,085,021
China Resources Beer Holdings Co., Ltd.	645,265	4,487,168
Geely Automobile Holdings, Ltd.	1,356,861	2,846,401
Kerry Properties, Ltd.	398,445	948,141
Shimao Group Holdings, Ltd.	599,864	2,545,421

		29,651,957

India - 1.6%
ICICI Bank, Ltd., ADR (A)	343,114	3,221,840
Larsen & Toubro, Ltd., GDR	360,955	4,454,185

		7,676,025

Indonesia - 2.0%
Bank Central Asia Tbk PT	1,860,393	3,984,910
Bank Mandiri Persero Tbk PT	9,714,703	3,861,106
Unilever Indonesia Tbk PT	3,273,200	1,886,685

		9,732,701

Japan - 1.8%
Nexon Co., Ltd.	196,905	5,058,846
Tokyo Electron, Ltd.	13,033	3,606,456

		8,665,302

Jordan - 0.3%
Hikma Pharmaceuticals PLC	49,933	1,399,169

Macau - 0.3%
MGM China Holdings, Ltd. (B)	1,352,474	1,685,423

Malaysia - 0.3%
CIMB Group Holdings Bhd.	1,887,771	1,601,989

Mexico - 1.5%
America Movil SAB de CV, Series L	3,207,914	2,025,217
Grupo Mexico SAB de CV, Series B	388,243	983,386
Orbia Advance Corp. SAB de CV	2,907,912	4,611,108

		7,619,711

Netherlands - 0.8%
ASML Holding NV	11,679	4,152,324

Peru - 0.6%
Credicorp, Ltd.	21,395	2,720,802

Philippines - 0.3%
Ayala Land, Inc.	2,171,464	1,472,640

Republic of Korea - 6.7%
Hyundai Mobis Co., Ltd.	24,146	4,178,145
LG Chem, Ltd.	8,615	4,125,204
LG Household & Health Care, Ltd.	3,832	4,419,553
Lotte Chemical Corp.	25,437	3,607,476

The notes are an integral part of this report. Transamerica Funds	Page 1

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

	Shares	Value
COMMON STOCKS (continued)
Republic of Korea (continued)
Samsung Electronics Co., Ltd.	186,224	$ 9,101,482
Shinhan Financial Group Co., Ltd.	214,907	5,392,711
SK Telecom Co., Ltd.	11,853	2,195,296

		33,019,867

Republic of South Africa - 2.8%
FirstRand, Ltd.	2,100,838	4,784,784
Gold Fields, Ltd.	304,938	4,032,530
Naspers, Ltd., N Shares	10,956	1,993,458
Old Mutual, Ltd. (B)	2,553,747	1,702,543
Sibanye Stillwater, Ltd. (A)	371,885	1,051,985

		13,565,300

Russian Federation - 3.4%
Inter RAO (A) (D)	40,256,819	3,141,803
Lukoil PJSC, ADR	5,896	403,699
MMC Norilsk Nickel PJSC (D)	5,101	1,350,980
Mobile TeleSystems PJSC, ADR	280,724	2,487,215
Rosneft Oil Co. PJSC, GDR	165,545	784,352
Sberbank of Russia PJSC (D)	1,843,930	5,521,256
Yandex NV, Class A (A)	54,014	3,107,966

		16,797,271

Switzerland - 0.3%
Coca-Cola HBC AG (A)	62,428	1,625,236

Taiwan - 14.7%
Accton Technology Corp.	486,118	3,808,241
Airtac International Group	55,000	1,153,755
Delta Electronics, Inc.	512,370	3,502,285
E.Sun Financial Holding Co., Ltd.	3,364,151	3,112,868
Far Eastern New Century Corp.	3,276,700	2,865,380
Formosa Plastics Corp.	1,009,704	2,704,191
Globalwafers Co., Ltd.	383,776	5,493,660
MediaTek, Inc.	386,767	9,235,243
Realtek Semiconductor Corp.	496,290	6,331,753
Taiwan Semiconductor Manufacturing Co., Ltd.	2,065,622	30,062,231
Uni-President Enterprises Corp.	1,849,259	4,513,400

		72,783,007

Thailand - 1.4%
CP ALL PCL (A)	1,201,659	2,617,088
Kasikornbank PCL	1,621,376	4,249,991

		6,867,079

Turkey - 0.7%
Tupras Turkiye Petrol Rafinerileri AS (A)	306,429	3,631,348

United Kingdom - 0.7%
Anglo American PLC	137,154	3,320,234

Total Common Stocks (Cost $415,490,051)		458,190,503

PREFERRED STOCKS - 2.8%
Brazil - 1.6%
Braskem SA, Series A, 3.59% (E)	734,300	3,209,408
Gerdau SA, 0.80% (E)	427,400	1,429,705
Itau Unibanco Holding SA, 7.89% (E)	606,300	3,125,324

		7,764,437

	Shares	Value
PREFERRED STOCKS (continued)
Republic of Korea - 1.2%
Samsung Electronics Co., Ltd., 2.83% (E)	142,969	$ 5,971,500

Total Preferred Stocks (Cost $15,056,995)		13,735,937

EXCHANGE-TRADED FUND - 2.5%
United States - 2.5%
iShares MSCI India ETF (B)	378,668	12,094,656

Total Exchange-Traded Fund (Cost $11,103,855)		12,094,656

OTHER INVESTMENT COMPANY - 0.4%
Securities Lending Collateral - 0.4%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 0.12% (E)	2,206,115	2,206,115

Total Other Investment Company (Cost $2,206,115)		2,206,115

Total Investments (Cost $443,857,016)		486,227,211
Net Other Assets (Liabilities) - 1.5%		7,281,987

Net Assets - 100.0%		$ 493,509,198

The notes are an integral part of this report. Transamerica Funds	Page 2

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

FUTURES CONTRACTS:

Long Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation	Unrealized Depreciation
MSCI Emerging Markets Index	59	09/18/2020	$ 3,034,197	$ 3,154,435	$ 120,238	$ —

INVESTMENTS BY INDUSTRY:

Industry	Percentage of Total Investments	Value
Semiconductors & Semiconductor Equipment	12.1%	$58,881,667
Banks	11.7	56,961,029
Internet & Direct Marketing Retail	10.8	52,357,145
Interactive Media & Services	9.2	44,725,506
Insurance	4.2	20,647,688
Chemicals	3.7	18,257,387
Oil, Gas & Consumable Fuels	3.3	15,992,546
Metals & Mining	3.2	15,549,553
Technology Hardware, Storage & Peripherals	3.1	15,072,982
Electronic Equipment, Instruments & Components	2.8	13,759,670
Real Estate Management & Development	2.6	12,656,203
Specialty Retail	2.6	12,536,024
International Equity Funds	2.5	12,094,656
Food Products	2.3	11,134,232
Entertainment	1.8	8,992,422
Diversified Telecommunication Services	1.5	7,189,848
Diversified Consumer Services	1.5	7,084,782
Wireless Telecommunication Services	1.4	6,707,728
Automobiles	1.3	6,389,179
Beverages	1.3	6,112,404
Food & Staples Retailing	1.2	5,892,344
Multiline Retail	1.1	5,216,909
Electric Utilities	1.1	5,204,934
Biotechnology	1.1	5,180,478
Gas Utilities	1.0	4,987,508
Diversified Financial Services	1.0	4,784,784
Independent Power & Renewable Electricity Producers	1.0	4,758,864
Health Care Equipment & Supplies	0.9	4,546,473
Construction & Engineering	0.9	4,454,185
Personal Products	0.9	4,419,553
Auto Components	0.9	4,178,145
Communications Equipment	0.8	3,808,241
Life Sciences Tools & Services	0.8	3,802,059
Energy Equipment & Services	0.7	3,322,550
Road & Rail	0.6	2,923,277
Industrial Conglomerates	0.6	2,865,380
Capital Markets	0.4	1,910,044
Household Products	0.4	1,886,685
Hotels, Restaurants & Leisure	0.3	1,685,423
Health Care Providers & Services	0.3	1,505,806
Pharmaceuticals	0.3	1,399,169
Machinery	0.2	1,153,755
Household Durables	0.2	1,031,879

Investments	99.6	484,021,096
Short-Term Investments	0.4	2,206,115

Total Investments	100.0%	$486,227,211

The notes are an integral part of this report. Transamerica Funds	Page 3

Transamerica Emerging Markets Opportunities

SCHEDULE OF INVESTMENTS (continued)

At July 31, 2020

(unaudited)

INVESTMENT VALUATION:

Valuation Inputs (F)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$115,611,541	$342,578,962	$—	$458,190,503
Preferred Stocks	7,764,437	5,971,500	—	13,735,937
Exchange-Traded Fund	12,094,656	—	—	12,094,656
Other Investment Company	2,206,115	—	—	2,206,115

Total Investments	$137,676,749	$348,550,462	$—	$486,227,211

Other Financial Instruments
Futures Contracts (G)	$120,238	$—	$—	$120,238

Total Other Financial Instruments	$120,238	$—	$—	$120,238

FOOTNOTES TO SCHEDULE OF INVESTMENTS:

(A)	Non-income producing securities.
(B)	All or a portion of the securities are on loan. The total value of all securities on loan is $18,348,268, collateralized by cash collateral of $2,206,115 and non-cash collateral, such as U.S. government securities and irrevocable letters of credit, of $16,799,774. The amount of securities on loan indicated may not correspond with the securities on loan identified because securities with pending sales are in the process of recall from the brokers.
(C)	Securities are exempt from registration pursuant to Rule 144A of the Securities Act of 1933. Securities may be resold as transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2020, the total value of 144A securities is $16,206,814, representing 3.3% of the Fund’s net assets.
(D)	Fair valued as determined in good faith in accordance with procedures established by the Board. At July 31, 2020, the total value of securities is $10,014,039, representing 2.0% of the Fund’s net assets.
(E)	Rates disclosed reflect the yields at July 31, 2020.
(F)	There were no transfers in or out of Level 3 during the period ended July 31, 2020. Please reference the Investment Valuation section of the Notes to Schedule of Investments for more information regarding investment valuation and pricing inputs.
(G)	Derivative instruments are valued at unrealized appreciation (depreciation).

PORTFOLIO ABBREVIATIONS:

ADR	American Depositary Receipt
GDR	Global Depositary Receipt

The notes are an integral part of this report. Transamerica Funds	Page 4

Transamerica Emerging Markets Opportunities

NOTES TO SCHEDULE OF INVESTMENTS

At July 31, 2020

(unaudited)

INVESTMENT VALUATION

All investments in securities are recorded at their estimated fair value. The Fund values its investments at the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels (“Levels”) of inputs of the fair value hierarchy are defined as follows:

Level 1 — Unadjusted quoted prices in active markets for identical securities.

Level 2 — Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include the Fund’s own assumptions used in determining the fair value of investments and derivative instruments.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the “practical expedient” have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund’s investments at July 31, 2020, is disclosed within the Investment Valuation section of the Schedule of Investments.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.

Fair value measurements: Descriptions of the valuation techniques applied to the Fund’s significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:

Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.

Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.

Exchange-traded funds (“ETF”): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.

Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.

Derivative instruments: Centrally cleared or listed derivatives that are actively traded are valued based on quoted prices from the exchange and are categorized in Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivative contracts include forward, swap, swaption, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices. Depending on the product and the terms of the transaction, the fair value of the OTC derivative products are modeled taking into account the counterparties’ creditworthiness and using a series of techniques, including simulation models. Many pricing models do not entail material subjectivity because the methodologies employed do not necessitate significant judgments and the pricing inputs are observed from actively quoted markets, as is the case of interest rate swap and option contracts. The majority of OTC derivative products valued by the Fund using pricing models fall into this category and are categorized within Level 2 of the fair value hierarchy or Level 3 if inputs are unobservable.

The notes are an integral part of this report. Transamerica Funds	Page 5